Credit Facility and Long-Term Debt - Additional Information (Details) - USD ($)				12 Months Ended
	Mar. 27, 2017	Nov. 13, 2013	Dec. 15, 2010	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020	Nov. 25, 2020	Nov. 03, 2020	Feb. 11, 2019	Jun. 30, 2017
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit	$ 200,000,000
Line of credit facility Increasable capacity	$ 100,000,000
Line of credit facility borrowings outstanding				$ 0
Minimum consolidated tangible net worth under credit facility				$ 1,891,000,000
Percentage of consolidated net income				25.00%
Percentage of aggregate net cash proceeds from the issuance of capital stock				25.00%
Percentage of consolidated leverage ratio permitted				35.00%
Payment for extinguishment of debt				$ 0	$ 5,500,000	$ 8,600,000
Repayments of Other Long-term Debt				0	125,000,000.0	$ 125,000,000.0
AUL | Lloyds
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's									$ 40,000,000
Funds at Lloyd's Facility Agreement				100,000,000			$ 100,000,000	$ 80,000,000
Line of Credit Facility, Maximum Amount Outstanding During Period				80,000,000
Citibank Europe
Line of Credit Facility [Line Items]
Outstanding collateralized letters of credit facility				$ 444,200,000	$ 444,200,000
Letters of credit / guarantees | Aspen U.K. | Aspen European
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit										$ 100,000,000
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period				1.00%
Citibank Europe plc | Letters of credit / guarantees
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit											$ 500,000,000.0
Senior Notes
Line of Credit Facility [Line Items]
Debt stated interest rate		4.65%	6.00%
Net proceeds from senior notes		$ 299,700,000	$ 247,500,000
Loans issued		$ 300,000,000.0	$ 250,000,000.0
Amount of indebtedness subject to default in payment				$ 50,000,000.0
Annual interest payable				$ 14,000,000.0